N-2	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001379785
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Barings BDC, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]	VOTING SECURITIES
You may vote at the Annual Meeting only if you were a holder of record of the Company's common stock at the close of business on March 6, 2026 or if you hold a valid proxy from a stockholder of record as of such record date.
As of March 6, 2026, there were 104,706,884 shares of the Company's common stock outstanding. Each share of common stock is entitled to one vote on each matter submitted to a vote at the Annual Meeting. Stockholders do not have the right to cumulate votes in the election of directors.
Long Term Debt, Title [Text Block]	August 2020 Note Purchase Agreement
On August 3, 2020, the Company entered into a Note Purchase Agreement (the “August 2020 NPA”) with
Massachusetts Mutual Life Insurance Company, which wholly-owns Barings, governing the issuance of (1)
$50.0 million in aggregate principal amount of Series A senior unsecured notes due August 2025 (the “Series A
Notes”) with a fixed interest rate of 4.66% per year, and (2) up to $50.0 million in aggregate principal amount of additional senior unsecured notes due August 2025 with a fixed interest rate per year to be determined (the
“Additional Notes” and, collectively with the Series A Notes, the “August 2025 Notes”), in each case, to qualified institutional investors in a private placement. The Company issued an aggregate principal amount of $25.0 million of the Series A Notes on September 24, 2020 and an aggregate principal amount of $25.0 million of the Series A
Notes on September 29, 2020, both of which matured on August 4, 2025. Interest on the August 2025 Notes was due
semiannually in March and September of each year, beginning in March 2021. In addition, the Company was obligated to offer to repay the August 2025 Notes at par (plus accrued and unpaid interest to, but not including, the date of prepayment) if certain change in control events occur. Subject to the terms of the August 2020 NPA, the
Company could have redeemed the August 2025 Notes in whole or in part at any time or from time to time at the
Company’s option at par plus accrued interest to the prepayment date and, if redeemed on or before November 3,
2024, a make-whole premium. The August 2025 Notes were guaranteed by certain of the Company’s subsidiaries and are the Company’s general unsecured obligations that ranked pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company. Upon the occurrence of an event of default, the holders of at least 66-2/3% in principal amount of the August 2025 Notes at the time outstanding could have declared all August 2025 Notes then outstanding to be immediately due and payable.
The Company's permitted issuance period for the Additional Notes under the August 2020 NPA expired on February
3, 2022, prior to which date the Company had issued no Additional Notes.
On August 4, 2025, the August 2025 Notes matured in accordance with the terms of the August 2020 NPA and the
Company repaid in full the par amount plus accrued and unpaid interest.
November 2020 Note Purchase Agreement
On November 4, 2020, the Company entered into a Note Purchase Agreement (the “November 2020 NPA”)
governing the issuance of (1) $62.5 million in aggregate principal amount of Series B senior unsecured notes due
November 2025 (the “Series B Notes”) with a fixed interest rate of 4.25% per year and (2) $112.5 million in aggregate principal amount of Series C senior unsecured notes due November 2027 (the “Series C Notes” and, collectively with the Series B Notes, the “November Notes”) with a fixed interest rate of 4.75% per year, in each case, to qualified institutional investors in a private placement. Each stated interest rate is subject to a step up of (x)
0.75% per year, to the extent the applicable November Notes do not satisfy certain investment grade conditions and/
or (y) 1.50% per year, to the extent the ratio of the Company’s secured debt to total assets exceeds specified thresholds, measured as of each fiscal quarter end. The November Notes were delivered and paid for on November
5, 2020.
The Series B Notes matured on November 4, 2025, and the Series C Notes will mature on November 4, 2027 unless redeemed, purchased or prepaid prior to such date by the Company in accordance with their terms. Interest on the
November Notes is due semiannually in May and November, beginning in May 2021. In addition, the Company is obligated to offer to repay the November Notes at par (plus accrued and unpaid interest to, but not including, the date of prepayment) if certain change in control events occur. Subject to the terms of the November 2020 NPA, the
Company could have redeemed the Series B Notes in whole or in part at any time or from time to time at the
Company’s option at par plus accrued interest to the prepayment date and, if redeemed on or before May 4, 2025, a make-whole premium. Subject to the terms of the November 2020 NPA, we may redeem the Series C Notes in whole or in part at any time or from time to time at our option at par plus accrued interest to the prepayment date and, if redeemed on or before May 4, 2027, a make-whole premium. The November Notes are guaranteed by certain of the Company’s subsidiaries, and are the Company's general unsecured obligations that rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company. Upon the occurrence of an event of default, the holders of at least 66-2/3% in principal amount of the November Notes at the time outstanding may declare all November Notes then outstanding to be immediately due and payable.
On November 4, 2025, the Series B Notes matured in accordance with the terms of the November 2020 NPA and the
Company repaid in full the par amount plus accrued and unpaid interest.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, held $25.0 million in aggregate principal amount of the Series B Notes which was paid at maturity.
February 2021 Note Purchase Agreement
On February 25, 2021, the Company entered into a Note Purchase Agreement (the “February 2021 NPA”) governing the issuance of (1) $80.0 million in aggregate principal amount of Series D senior unsecured notes due February 26,
2026 (the “Series D Notes”) with a fixed interest rate of 3.41% per year and (2) $70.0 million in aggregate principal amount of Series E senior unsecured notes due February 26, 2028 (the “Series E Notes” and, collectively with the
Series D Notes, the “February Notes”) with a fixed interest rate of 4.06% per year, in each case, to qualified institutional investors in a private placement. Each stated interest rate is subject to a step up of (x) 0.75% per year, to the extent the applicable February Notes do not satisfy certain investment grade rating conditions and/or (y) 1.50%
per year, to the extent the ratio of the Company’s secured debt to total assets exceeds specified thresholds, measured as of each fiscal quarter end. The February Notes were delivered and paid for on February 26, 2021.
The Series D Notes will mature on February 26, 2026, and the Series E Notes will mature on February 26, 2028 unless redeemed, purchased or prepaid prior to such date by the Company in accordance with the terms of the
February 2021 NPA. Interest on the February Notes is due semiannually in February and August of each year, beginning in August 2021. In addition, the Company is obligated to offer to repay the February Notes at par (plus accrued and unpaid interest to, but not including, the date of prepayment) if certain change in control events occur.
Subject to the terms of the February 2021 NPA, the Company may redeem the Series D Notes and the Series E
Notes in whole or in part at any time or from time to time at the Company’s option at par plus accrued interest to the prepayment date and, if redeemed on or before August 26, 2025, with respect to the Series D Notes, or on or before
August 26, 2027, with respect to the Series E Notes, a make-whole premium. The February Notes are guaranteed by certain of the Company’s subsidiaries, and are the Company's general unsecured obligations that rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company. Upon the occurrence of certain events of default, the holders of at least 66-2/3% in principal amount of the February Notes at the time outstanding may declare all February Notes then outstanding to be immediately due and payable.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, holds $25.0 million in aggregate principal amount of the Series D Notes.
November 2026 Notes Indenture
On November 23, 2021, the Company and U.S. Bank Trust Company, National Association (the “Trustee”) entered into an Indenture (the “Base Indenture”) and a First Supplemental Indenture (the “First Supplemental Indenture”
and, together with the Base Indenture, the “November 2026 Notes Indenture”). The First Supplemental Indenture
relates to the Company’s issuance of $350.0 million aggregate principal amount of its 3.300% notes due 2026 (the
“November 2026 Notes”).
The November 2026 Notes will mature on November 23, 2026 and may be redeemed in whole or in part at the
Company’s option at any time or from time to time at the redemption prices set forth in the November 2026 Notes
Indenture. The November 2026 Notes bear interest at a rate of 3.300% per year payable semi-annually in May and
November of each year, commencing in May 2022. The November 2026 Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the November 2026 Notes, rank pari passu with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The November 2026 Notes Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Sections 61(a)(1) and (2) of the
1940 Act, whether or not it is subject to those requirements, and to provide financial information to the holders of the November 2026 Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the
November 2026 Notes Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the November 2026 Notes
Indenture, the Company will generally be required to make an offer to purchase the outstanding November 2026
Notes at a price equal to 100% of the principal amount of such November 2026 Notes plus accrued and unpaid interest to the repurchase date.
The November 2026 Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities
Act and to certain non-U.S. persons outside the United States pursuant to Regulation S under the Securities Act.
Concurrent with the closing of November 2026 Notes offering, the Company entered into a registration rights agreement for the benefit of the purchasers of the November 2026 Notes. Pursuant to the terms of this registration rights agreement, the Company filed a registration statement on Form N-14 with the SEC, which was subsequently declared effective, to permit electing holders of the November 2026 Notes to exchange all of their outstanding restricted November 2026 Notes for an equal aggregate principal amount of new November 2026 Notes (the
“Exchange Notes”). The Exchange Notes have terms substantially identical to the terms of the November 2026
Notes, except that the Exchange Notes are registered under the Securities Act, and certain transfer restrictions, registration rights, and additional interest provisions relating to the November 2026 Notes do not apply to the
Exchange Notes.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, and certain of its subsidiaries collectively hold $50.0 million in aggregate principal amount of the November 2026 Notes.
February 2029 Notes Indenture
On February 12, 2024, the Company issued $300 million in aggregate principal amount of 7.000% senior unsecured notes due 2029 (the “February 2029 Notes”) under a Second Supplemental Indenture, dated February 12, 2024, between the Company and the Trustee (the “Second Supplemental Indenture” and, together with the Base Indenture, the “February 2029 Notes Indenture”) to the Base Indenture.
The February 2029 Notes will mature on February 15, 2029 and may be redeemed in whole or in part at the
Company’s option at any time or from time to time at the redemption prices set forth in the February 2029 Notes
Indenture. The February 2029 Notes bear interest at a rate of 7.000% per year payable semi-annually in February and August of each year, commencing in August 2024. The February 2029 Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the February 2029 Notes, rank pari passu with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The February 2029 Notes Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the
1940 Act, whether or not it is subject to those requirements (but giving effect to exemptive relief granted to the
Company by the SEC), and to provide financial information to the holders of the February 2029 Notes and the
Trustee if the Company is no longer subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the February 2029 Notes Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the February 2029 Notes
Indenture, the Company may be required by the holders of the February 2029 Notes to make an offer to purchase the outstanding February 2029 Notes at a price equal to 100% of the principal amount of such February 2029 Notes plus accrued and unpaid interest to the repurchase date.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, and certain of its subsidiaries collectively hold $125.0 million in aggregate principal amount of the February 2029 Notes.
September 2028 Notes
On September 15, 2025, the Company issued $300 million in aggregate principal amount of 5.200% senior unsecured notes due 2028 (the  “September 2028 Notes”) under a Third Supplemental Indenture, dated September
15, 2025, between the Company and the Trustee (the “Third Supplemental Indenture” and, together with the Base
Indenture, the  “September 2028 Notes Indenture”) to the Base Indenture.
The September 2028 Notes will mature on September 15, 2028 and may be redeemed in whole or in part at the
Company's option at any time or from time to time prior to August 15, 2028 at par value plus a  “make whole”
premium calculated in accordance with the terms under the  “optional redemption” in the September 2028 Notes
Indenture and at par value on August 15, 2028 or thereafter. The September 2028 Notes bear interest at a rate of
5.200% per year payable semi-annually on March 15 and September 15 of each year, commencing on March 15,
2026. The September 2028 Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company's existing and future indebtedness that is expressly subordinated in right of payment to the September 2028 Notes, rank pari passu with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company's secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company's subsidiaries, financing vehicles or similar facilities.
The September 2028 Notes Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the
1940 Act, whether or not it is subject to those requirements (but giving effect to exemptive relief granted to the
Company by the SEC), and to provide financial information to the holders of the September 2028 Notes and the
Trustee if the Company is no longer subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the September 2028 Notes Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the September 2028 Notes
Indenture, the Company may be required by the holders of the September 2028 Notes to make an offer to purchase the outstanding September 2028 Notes at a price equal to 100% of the principal amount of such September 2028
Notes plus accrued and unpaid interest to the repurchase date.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, holds $15 million in aggregate principal amount of the September 2028 Notes.
August 2020 NPA [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	August 2020 Note Purchase Agreement
Long Term Debt, Structuring [Text Block]	On August 3, 2020, the Company entered into a Note Purchase Agreement (the “August 2020 NPA”) with
Massachusetts Mutual Life Insurance Company, which wholly-owns Barings, governing the issuance of (1)
$50.0 million in aggregate principal amount of Series A senior unsecured notes due August 2025 (the “Series A
Notes”) with a fixed interest rate of 4.66% per year, and (2) up to $50.0 million in aggregate principal amount of additional senior unsecured notes due August 2025 with a fixed interest rate per year to be determined (the
“Additional Notes” and, collectively with the Series A Notes, the “August 2025 Notes”), in each case, to qualified institutional investors in a private placement. The Company issued an aggregate principal amount of $25.0 million of the Series A Notes on September 24, 2020 and an aggregate principal amount of $25.0 million of the Series A
Notes on September 29, 2020, both of which matured on August 4, 2025. Interest on the August 2025 Notes was due
semiannually in March and September of each year, beginning in March 2021. In addition, the Company was obligated to offer to repay the August 2025 Notes at par (plus accrued and unpaid interest to, but not including, the date of prepayment) if certain change in control events occur. Subject to the terms of the August 2020 NPA, the
Company could have redeemed the August 2025 Notes in whole or in part at any time or from time to time at the
Company’s option at par plus accrued interest to the prepayment date and, if redeemed on or before November 3,
2024, a make-whole premium. The August 2025 Notes were guaranteed by certain of the Company’s subsidiaries and are the Company’s general unsecured obligations that ranked pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company. Upon the occurrence of an event of default, the holders of at least 66-2/3% in principal amount of the August 2025 Notes at the time outstanding could have declared all August 2025 Notes then outstanding to be immediately due and payable.
The Company's permitted issuance period for the Additional Notes under the August 2020 NPA expired on February
3, 2022, prior to which date the Company had issued no Additional Notes.
On August 4, 2025, the August 2025 Notes matured in accordance with the terms of the August 2020 NPA and the
Company repaid in full the par amount plus accrued and unpaid interest.

Series B Senior Unsecured Notes due November 2025 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	November 2020 Note Purchase Agreement
Long Term Debt, Structuring [Text Block]	On November 4, 2020, the Company entered into a Note Purchase Agreement (the “November 2020 NPA”)
governing the issuance of (1) $62.5 million in aggregate principal amount of Series B senior unsecured notes due
November 2025 (the “Series B Notes”) with a fixed interest rate of 4.25% per year and (2) $112.5 million in aggregate principal amount of Series C senior unsecured notes due November 2027 (the “Series C Notes” and, collectively with the Series B Notes, the “November Notes”) with a fixed interest rate of 4.75% per year, in each case, to qualified institutional investors in a private placement. Each stated interest rate is subject to a step up of (x)
0.75% per year, to the extent the applicable November Notes do not satisfy certain investment grade conditions and/
or (y) 1.50% per year, to the extent the ratio of the Company’s secured debt to total assets exceeds specified thresholds, measured as of each fiscal quarter end. The November Notes were delivered and paid for on November
5, 2020.
The Series B Notes matured on November 4, 2025, and the Series C Notes will mature on November 4, 2027 unless redeemed, purchased or prepaid prior to such date by the Company in accordance with their terms. Interest on the
November Notes is due semiannually in May and November, beginning in May 2021. In addition, the Company is obligated to offer to repay the November Notes at par (plus accrued and unpaid interest to, but not including, the date of prepayment) if certain change in control events occur. Subject to the terms of the November 2020 NPA, the
Company could have redeemed the Series B Notes in whole or in part at any time or from time to time at the
Company’s option at par plus accrued interest to the prepayment date and, if redeemed on or before May 4, 2025, a make-whole premium. Subject to the terms of the November 2020 NPA, we may redeem the Series C Notes in whole or in part at any time or from time to time at our option at par plus accrued interest to the prepayment date and, if redeemed on or before May 4, 2027, a make-whole premium. The November Notes are guaranteed by certain of the Company’s subsidiaries, and are the Company's general unsecured obligations that rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company. Upon the occurrence of an event of default, the holders of at least 66-2/3% in principal amount of the November Notes at the time outstanding may declare all November Notes then outstanding to be immediately due and payable.
On November 4, 2025, the Series B Notes matured in accordance with the terms of the November 2020 NPA and the
Company repaid in full the par amount plus accrued and unpaid interest.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, held $25.0 million in aggregate principal amount of the Series B Notes which was paid at maturity.
February 2020 Note Purchase Agreement [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	February 2021 Note Purchase Agreement
Long Term Debt, Structuring [Text Block]	On February 25, 2021, the Company entered into a Note Purchase Agreement (the “February 2021 NPA”) governing the issuance of (1) $80.0 million in aggregate principal amount of Series D senior unsecured notes due February 26,
2026 (the “Series D Notes”) with a fixed interest rate of 3.41% per year and (2) $70.0 million in aggregate principal amount of Series E senior unsecured notes due February 26, 2028 (the “Series E Notes” and, collectively with the
Series D Notes, the “February Notes”) with a fixed interest rate of 4.06% per year, in each case, to qualified institutional investors in a private placement. Each stated interest rate is subject to a step up of (x) 0.75% per year, to the extent the applicable February Notes do not satisfy certain investment grade rating conditions and/or (y) 1.50%
per year, to the extent the ratio of the Company’s secured debt to total assets exceeds specified thresholds, measured as of each fiscal quarter end. The February Notes were delivered and paid for on February 26, 2021.
The Series D Notes will mature on February 26, 2026, and the Series E Notes will mature on February 26, 2028 unless redeemed, purchased or prepaid prior to such date by the Company in accordance with the terms of the
February 2021 NPA. Interest on the February Notes is due semiannually in February and August of each year, beginning in August 2021. In addition, the Company is obligated to offer to repay the February Notes at par (plus accrued and unpaid interest to, but not including, the date of prepayment) if certain change in control events occur.
Subject to the terms of the February 2021 NPA, the Company may redeem the Series D Notes and the Series E
Notes in whole or in part at any time or from time to time at the Company’s option at par plus accrued interest to the prepayment date and, if redeemed on or before August 26, 2025, with respect to the Series D Notes, or on or before
August 26, 2027, with respect to the Series E Notes, a make-whole premium. The February Notes are guaranteed by certain of the Company’s subsidiaries, and are the Company's general unsecured obligations that rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company. Upon the occurrence of certain events of default, the holders of at least 66-2/3% in principal amount of the February Notes at the time outstanding may declare all February Notes then outstanding to be immediately due and payable.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, holds $25.0 million in aggregate principal amount of the Series D Notes.
November 2026 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	November 2026 Notes Indenture
Long Term Debt, Structuring [Text Block]	On November 23, 2021, the Company and U.S. Bank Trust Company, National Association (the “Trustee”) entered into an Indenture (the “Base Indenture”) and a First Supplemental Indenture (the “First Supplemental Indenture”
and, together with the Base Indenture, the “November 2026 Notes Indenture”). The First Supplemental Indenture
relates to the Company’s issuance of $350.0 million aggregate principal amount of its 3.300% notes due 2026 (the
“November 2026 Notes”).
The November 2026 Notes will mature on November 23, 2026 and may be redeemed in whole or in part at the
Company’s option at any time or from time to time at the redemption prices set forth in the November 2026 Notes
Indenture. The November 2026 Notes bear interest at a rate of 3.300% per year payable semi-annually in May and
November of each year, commencing in May 2022. The November 2026 Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the November 2026 Notes, rank pari passu with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The November 2026 Notes Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Sections 61(a)(1) and (2) of the
1940 Act, whether or not it is subject to those requirements, and to provide financial information to the holders of the November 2026 Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the
November 2026 Notes Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the November 2026 Notes
Indenture, the Company will generally be required to make an offer to purchase the outstanding November 2026
Notes at a price equal to 100% of the principal amount of such November 2026 Notes plus accrued and unpaid interest to the repurchase date.
The November 2026 Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities
Act and to certain non-U.S. persons outside the United States pursuant to Regulation S under the Securities Act.
Concurrent with the closing of November 2026 Notes offering, the Company entered into a registration rights agreement for the benefit of the purchasers of the November 2026 Notes. Pursuant to the terms of this registration rights agreement, the Company filed a registration statement on Form N-14 with the SEC, which was subsequently declared effective, to permit electing holders of the November 2026 Notes to exchange all of their outstanding restricted November 2026 Notes for an equal aggregate principal amount of new November 2026 Notes (the
“Exchange Notes”). The Exchange Notes have terms substantially identical to the terms of the November 2026
Notes, except that the Exchange Notes are registered under the Securities Act, and certain transfer restrictions, registration rights, and additional interest provisions relating to the November 2026 Notes do not apply to the
Exchange Notes.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, and certain of its subsidiaries collectively hold $50.0 million in aggregate principal amount of the November 2026 Notes.
Long Term Debt, Dividends and Covenants [Text Block]	The November 2026 Notes Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Sections 61(a)(1) and (2) of the
1940 Act, whether or not it is subject to those requirements, and to provide financial information to the holders of the November 2026 Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the
November 2026 Notes Indenture.

February 2029 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	February 2029 Notes Indenture
Long Term Debt, Structuring [Text Block]	On February 12, 2024, the Company issued $300 million in aggregate principal amount of 7.000% senior unsecured notes due 2029 (the “February 2029 Notes”) under a Second Supplemental Indenture, dated February 12, 2024, between the Company and the Trustee (the “Second Supplemental Indenture” and, together with the Base Indenture, the “February 2029 Notes Indenture”) to the Base Indenture.
The February 2029 Notes will mature on February 15, 2029 and may be redeemed in whole or in part at the
Company’s option at any time or from time to time at the redemption prices set forth in the February 2029 Notes
Indenture. The February 2029 Notes bear interest at a rate of 7.000% per year payable semi-annually in February and August of each year, commencing in August 2024. The February 2029 Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the February 2029 Notes, rank pari passu with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The February 2029 Notes Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the
1940 Act, whether or not it is subject to those requirements (but giving effect to exemptive relief granted to the
Company by the SEC), and to provide financial information to the holders of the February 2029 Notes and the
Trustee if the Company is no longer subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the February 2029 Notes Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the February 2029 Notes
Indenture, the Company may be required by the holders of the February 2029 Notes to make an offer to purchase the outstanding February 2029 Notes at a price equal to 100% of the principal amount of such February 2029 Notes plus accrued and unpaid interest to the repurchase date.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, and certain of its subsidiaries collectively hold $125.0 million in aggregate principal amount of the February 2029 Notes.

Long Term Debt, Dividends and Covenants [Text Block]	The February 2029 Notes Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the
1940 Act, whether or not it is subject to those requirements (but giving effect to exemptive relief granted to the
Company by the SEC), and to provide financial information to the holders of the February 2029 Notes and the
Trustee if the Company is no longer subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the February 2029 Notes Indenture.

September 2028 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	September 2028 Notes
Long Term Debt, Structuring [Text Block]	On September 15, 2025, the Company issued $300 million in aggregate principal amount of 5.200% senior unsecured notes due 2028 (the  “September 2028 Notes”) under a Third Supplemental Indenture, dated September
15, 2025, between the Company and the Trustee (the “Third Supplemental Indenture” and, together with the Base
Indenture, the  “September 2028 Notes Indenture”) to the Base Indenture.
The September 2028 Notes will mature on September 15, 2028 and may be redeemed in whole or in part at the
Company's option at any time or from time to time prior to August 15, 2028 at par value plus a  “make whole”
premium calculated in accordance with the terms under the  “optional redemption” in the September 2028 Notes
Indenture and at par value on August 15, 2028 or thereafter. The September 2028 Notes bear interest at a rate of
5.200% per year payable semi-annually on March 15 and September 15 of each year, commencing on March 15,
2026. The September 2028 Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company's existing and future indebtedness that is expressly subordinated in right of payment to the September 2028 Notes, rank pari passu with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company's secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company's subsidiaries, financing vehicles or similar facilities.
The September 2028 Notes Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the
1940 Act, whether or not it is subject to those requirements (but giving effect to exemptive relief granted to the
Company by the SEC), and to provide financial information to the holders of the September 2028 Notes and the
Trustee if the Company is no longer subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the September 2028 Notes Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the September 2028 Notes
Indenture, the Company may be required by the holders of the September 2028 Notes to make an offer to purchase the outstanding September 2028 Notes at a price equal to 100% of the principal amount of such September 2028
Notes plus accrued and unpaid interest to the repurchase date.
Barings’ parent company, Massachusetts Mutual Life Insurance Company, holds $15 million in aggregate principal amount of the September 2028 Notes.
Long Term Debt, Dividends and Covenants [Text Block]	The September 2028 Notes Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the
1940 Act, whether or not it is subject to those requirements (but giving effect to exemptive relief granted to the
Company by the SEC), and to provide financial information to the holders of the September 2028 Notes and the
Trustee if the Company is no longer subject to the reporting requirements under the Exchange Act. These covenants are subject to important limitations and exceptions that are described in the September 2028 Notes Indenture.